Schedule of Investments

March 31, 2022 (Unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 62.8%

Communication Services - 4.3%
ALPHABET INC - CLASS A (2)	1,219	3,390,466
ALPHABET INC - CLASS C (2)	1,019	2,846,057
COMCAST CORP NEW CL A	5,231	244,915
ENTRAVISION COMMUNICTNS CORP	1,214	7,782
FOX CORPORATION CLASS A	1,067	42,093
IDT CORPORATION (2)	4,494	153,200
INTERPUBLIC GROUP OF COS INC	8,407	298,028
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	2,078	4,260
LUMEN TECHNOLOGIES INC	3,936	44,359
META PLATFORMS INC (2)	10,663	2,371,025
NETFLIX INC (2)	88	32,964
NEWS CORPORATION	572	12,670
OMNICOM GRP INC	5,575	473,206
OUTBRAIN INC. (2)	2,421	25,977
ZIFF DAVIS, INC.	1,368	132,395

		10,079,397

Consumer Discretionary - 5.6%
AMAZON.COM INC (2)	1,636	5,333,278
AMERICAN AXLE & MANUFACTURING HOLDINGS (2)	1,314	10,197
AMERICAN EAGLE OUTFITTERS NEW	598	10,046
AUTOZONE INC (NEV) (2)	51	104,274
BEST BUY CO INC	1,947	176,982
BIGLARI HOLDINGS INC CL B (2)	41	5,929
CALERES INC	259	5,006
CAPRI HOLDINGS LIMITED (2)	1,317	67,681
CHICO'S FAS INC (2)	743	3,566
DANA INCORPORATED	787	13,828
DARDEN RESTAURANTS INC	206	27,388
EBAY INC	14,462	828,094
FORD MOTOR COMPANY	15,497	262,054
HIBBETT, INC.	9,960	441,626
HOME DEPOT INC	4,463	1,335,910
INTL GAME TECHNOLOGY PLC	2,249	55,505
KOHLS CORP	2,454	148,369
LEAR CORPORATION	383	54,612
Lennar Corporation B SHS (2)	35	2,392
LIQUIDITY SERVICES INC. (2)	190	3,253
LKQ CORPORATION	2,782	126,331
LOWES COMPANIES INC	6,325	1,278,852
MACY'S INC.	22,044	536,992
NVR INC (2)	10	44,673
O'REILLY AUTOMOTIVE INC (2)	357	244,531
QURATE RETAIL INC (A)	2,330	11,091
RED ROCK RESORTS INC. (A)	429	20,832
SKYLINE CHAMPION CORPORATION (2)	988	54,221
SMITH & WESSON BRANDS, INC.	2,922	44,210
StoneMor Inc (2)	607	1,584
TAPESTRY INC	2,344	87,080
TARGET CORPORATION	1,669	354,195
TESLA INC (2)	579	623,930
THE ONE GROUP HOSPITALITY, INC (2)	150	1,577
THOR INDUSTRIES INC	5,860	461,182
TOWN SPORTS INTL HLDG INC (2)	2,090	2

TRACTOR SUPPLY CO	1,069	249,473
Ulta Beauty, Inc. (2)	258	102,741
WILLIAMS SONOMA INC	162	23,490
WINNEBAGO INDUSTRIES INC	416	22,476

		13,179,453

Consumer Staples - 3.1%
ALBERTSONS COMPANIES INC	9,774	324,986
ARCHER DANIELS MIDLAND CO	11,486	1,036,726
BJ WHOLESALE CLUB HOLDINGS INC (2)	29	1,961
BUNGE LTD	9,160	1,015,020
COSTCO WHOLESALE CORP	1,540	886,809
FLOWERS FOODS INC NEW	107	2,751
GENERAL MILLS INC	17,381	1,177,041
HOSTESS BRANDS INC (A) (2)	1,618	35,499
INGREDION INC	153	13,334
KROGER CO	295	16,924
PROCTER & GAMBLE CO	6,468	988,310
TYSON FOODS INC	1,218	109,169
UNITED NATURAL FOODS INC (2)	198	8,187
WALMART INC	11,526	1,716,452

		7,333,169

Energy - 4.1%
APA Corporation	3,465	143,208
BAKER HUGHES COMPANY	3,058	111,342
Berry Corporation (bry)	1,448	14,943
BRISTOW GROUP INC (2)	778	28,848
CENTRUS ENERGY CORP CL A (2)	976	32,891
CHAMPIONX CORP	616	15,080
CHENIERE ENERGY INC	259	35,910
CHESAPEAKE ENERGY CORPORATION	22	1,914
CHEVRON CORP	15,999	2,605,117
CIVITAS RESOURCES INC	84	5,016
COMSTOCK RESOURCES INC (2)	272	3,550
CONOCOPHILLIPS	5,705	570,500
COTERRA ENERGY INC	75	2,023
CVR ENERGY INC	216	5,517
DEVON ENERGY CORP	1,994	117,905
DIAMONDBACK ENERGY, INC	786	107,745
EOG RESOURCES INC	1,660	197,922
EQT CORPORATION	2,344	80,657
EXXON MOBIL CORP	27,122	2,240,006
HALLIBURTON CO HLDG CO	2,664	100,886
HESS CORPORATION	624	66,793
LAREDO PETROLEUM INC (2)	55	4,353
MARATHON OIL CORP	331	8,311
MARATHON PETROLEUM CORP	17,444	1,491,462
NINE ENERGY SERVICE INC (2)	2,396	8,961
OCCIDENTAL PETE CORP	2,934	166,475
ONEOK INC NEW	5,048	356,540
OVINTIV INC	1,655	89,486
PDC ENERGY INC	192	13,955
PHILLIPS 66	1,667	144,012
PIONEER NATURAL RESOURCES	519	129,766
RANGE RESOURCES CORP (2)	494	15,008
RANGER OIL CORPORATION (2)	53	1,830
SCHLUMBERGER LTD	7,782	321,474
SM ENERGY CO	465	18,112
TARGA RESOURCES CORP	2,436	183,845
TEEKAY CORPORATION (2)	1,128	3,576
VALERO ENERGY CORP	3,397	344,931
WORLD FUEL SERVICES CORP	258	6,976

		9,796,846

Financials - 7.1%
ALLY FINANCIAL INC	4,390	190,877
AMERICAN FINL GROUP INC	577	84,023
AMERICAN INTL GROUP NEW	21,477	1,348,111
ARGO GROUP INTERNATIONAL HOLDINGS LTD	521	21,507
ATLANTICUS HLDGS CORP (2)	172	8,908
BANK OF NEW YORK MELLON CORP	9,711	481,957
Berkshire Hathaway I Class B (2)	22,235	7,846,954
CHARLES SCHWAB CORP	7,860	662,677
CHIMERA INVESTMENT CORP NEW	13,924	167,645
CHUBB LIMITED	3,922	838,916
CUSTOMERS BANCORP INC (2)	51	2,659
FIDELITY NATIONAL FINANCIAL INC	14,702	718,046
FIRST AMERICAN FINANCIAL CORP	7,492	485,631
FNB CORPORATION	4,675	58,204
HARTFORD FINL SVCS GRP INC	1,450	104,125
HOULIHAN LOKEY INC	1,085	95,263
LOEWS CORPORATION	26	1,685
MARSH & MCLENNAN COS INC	7,195	1,226,172
META FINANCIAL GRP INC	1,175	64,531
METLIFE INC	4,594	322,866
MOELIS & CO	1,556	73,054
MR COOPER GROUP INC (2)	1,322	60,376
NORTHRIM BANCORP INC	898	39,126
OLD REPUBLIC INTERNATIONAL CORPORATION	241	6,235
ONEMAIN HOLDINGS INC	79	3,745
PIPER SANDLER COMPANIES	652	85,575
PRUDENTIAL FINANCIAL INC	3,366	397,760
PZENA INVESTMENT MANAGEMENT	2,462	19,745
REGIONS FINANCIAL CORP NEW	11,137	247,910
SANDY SPRINGS BANCORP INC	723	32,477
SIEBERT FINANCIAL CORP (2)	767	1,657
SLM CORP	5,433	99,750
STATE STREET CORP	2,125	185,130
STEWART INFORMATION SVCS CRP	4,581	277,654
TIPTREE INC	260	3,341
WALKER & DUNLOP INC	865	111,948
WILLIS TOWERS WATSON PLC	2,108	497,952

		16,874,192

Healthcare - 11.6%
ABBOTT LABS	1,825	216,007
ABBVIE INC	13,856	2,246,196
AGILENT TECHNOLOGIES INC	599	79,266
ALAUNOS THERAPEUTICS, INC. (2)	4,281	2,793
AMERISOURCEBERGEN CORP	1,937	299,673
AMGEN INC	6,855	1,657,676
AMNEAL PHARMACEUTICALS INC (2)	1,969	8,211
ANTHEM INC	2,836	1,393,100
AVALO THERAPEUTICS, INC. (2)	2,328	1,687
BIO-TECHNE CORP	162	70,152
BRISTOL-MYERS SQUIBB CO	13,027	951,362
CALYXT INC (2)	1,819	1,892
CARDINAL HEALTH INC	19,469	1,103,892
CATALENT INC (2)	1,085	120,327
CENTENE CORPORATION (2)	1,932	162,655
CENTOGENE N.V. (2)	547	2,303
CERNER CORP	3,723	348,324
CIGNA CORP	1,977	473,709
CVS HEALTH CORP	10,474	1,060,074
DANAHER CORP	388	113,812
Elanco Animal Health CVR - Rights (2)(6)	1,625	0
ELI LILLY & CO	3,346	958,194
ELOXX PHARMACEUTICALS, INC (2)	3,985	2,231
ENDO INTERNATIONAL PLC (2)	1,396	3,225

FULGENT GENETICS, INC. (2)	7,176	447,854
GALECTIN THERAPEUTICS INC (2)	892	1,436
GENPREX, INC (2)	1,400	3,164
GILEAD SCIENCE INC	15,566	925,399
HCA HEALTHCARE INC	2,098	525,801
JOHNSON AND JOHNSON	13,991	2,479,625
JOINT CORP (THE) (2)	1,107	39,177
LA JOLLA PHARMACEUTICAL CO (2)	567	2,421
LAB CORP OF AMERICA NEW	266	70,134
MCKESSON CORP	3,132	958,799
MERCK & CO INC	14,056	1,153,295
MODERNA, INC. (2)	3,474	598,431
MOLINA HEALTHCARE INC (2)	59	19,682
NATIONAL HEALTHCARE CP	145	10,183
NEUROCRINE BIOSCIENCES INC (2)	117	10,969
PALATIN TECHNOLOGIES INC NEW (2)	4,632	2,131
PFIZER INC	16,915	875,690
PREMIER INC. (A)	44	1,566
REGENERON PHARMACEUTICALS INC (2)	1,150	803,183
SESEN BIO INC (2)	2,768	1,668
STAAR SURGICAL CO (2)	504	40,275
THERMO FISHER SCIENTIFIC INC	1,895	1,119,282
UNITEDHEALTH GROUP INC (DEL)	7,899	4,028,253
VIATRIS INC.	7,721	84,004
WEST PHARMACEUTICAL SVCS INC	2,814	1,155,738
ZOETIS INC	4,235	798,679

		27,433,600

Industrials - 5.5%
ACUITY BRANDS INC	449	84,996
ArcBest Corporation	410	33,005
ATKORE INC (2)	679	66,841
AZZ INC	482	23,252
BOISE CASCADE COMPANY	3,074	213,551
BUILDERS FIRSTSOURCE INC (2)	8,421	543,491
Covenant Logistics Group, Inc	285	6,136
EATON CORP PLC (IRELAND)	1,170	177,559
EMCOR GROUP INC	961	108,237
EMERSON ELECTRIC CO	1,097	107,561
ENCORE WIRE CORP	106	12,091
GENERAL DYNAMICS CORP	6,201	1,495,557
HILLENBRAND, INC	2,161	95,451
HUB GROUP INC (2)	922	71,188
KARAT PACKAGING INC. (2)	111	2,203
L3HARRIS TECHNOLOGIES INC	14	3,479
LOCKHEED MARTIN CORP	4,911	2,167,715
MATSON INC	293	35,342
MILLER INDUSTRIES INC NEW	582	16,389
MUELLER INDS INC	2,910	157,635
MYR GROUP, INC. (2)	289	27,178
NORDSON CORP	863	195,970
NORTHROP GRUMMAN CORP	3,463	1,548,723
NVENT ELECTRIC PLC	2,788	96,967
OWENS CORNING INC	414	37,881
RAYTHEON TECHNOLOGIES CORPORATION	14,537	1,440,181
REGAL REXNORD CORP	1,316	195,794
ROBERT HALF INTL INC	608	69,421
RYDER SYS INC	1,443	114,473
SAFE BULKERS INC	379	1,804
TEREX CORP NEW	1,925	68,646
TEXTRON INC	1,974	146,826
The Shyft Group, Inc.	489	17,658
UNITED PARCEL SERVICE INC	8,240	1,767,150
VALMONT INDS INC	132	31,495
VECTRUS INC (2)	211	7,566
WASTE MANAGEMENT INC	9,647	1,529,050

WATTS WATER TECHNOLOGIES INC	755	105,390
WESCO INTERNATIONAL INC (2)	654	85,112

		12,908,964

Information Technology - 20.0%
A10 NETWORKS INC	8,091	112,869
ADVANCED MICRO DEVICES INC (2)	12,352	1,350,568
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	12,836	701,487
AMERICAN SOFTWARE INC	810	16,880
AMKOR TECHNOLOGY INC	9,026	196,045
ANALOG DEVICES INC	215	35,514
APPLE INC	61,505	10,739,388
APPLIED MATERIALS INC	19,363	2,552,043
ARROW ELECTRONICS INC (2)	2,707	321,131
AVNET INC	4,923	199,825
AXCELIS TECHNOLOGIES INC (2)	6,490	490,190
BROADCOM INC	1,016	639,755
CDK GLOBAL INC	2,981	145,115
CHANNELADVISOR CORP (2)	138	2,287
CISCO SYSTEMS INC	15,895	886,305
COMMVAULT SYSTEMS INC (2)	415	27,535
CONCENTRIX CORPORATION	292	48,636
CORNING INC	2,006	74,041
DIODES INC (2)	921	80,118
EXTREME NETWORKS INC (2)	748	9,133
HEWLETT PACKARD ENTERPRISE CO	4,832	80,743
HP INC	16,493	598,696
INTEL CORP	14,322	709,798
INTUIT INC	2,548	1,225,180
JABIL INC	12,325	760,822
KLA Corporation	1,876	686,729
LAM RESEARCH CORP	4	2,150
LITTELFUSE INC	7	1,746
MANHATTAN ASSOCIATES INC (2)	3,260	452,195
MICRON TECH INC	18,221	1,419,234
MICROSOFT CORP	47,602	14,676,170
MKS INSTRUMENTS INC	556	83,400
MONGODB INC (2)	151	66,982
NORTONLIFELOCK INC	5,407	143,394
NVIDIA CORP	6,769	1,846,989
NXP SEMICONDUCTOR N.V	1,131	209,325
ON SEMICONDUCTOR CORP (2)	1,992	124,719
PHOTRONICS INC (2)	1,559	26,456
PLANTRONICS INC (2)	292	11,505
QUALCOMM INC	16,260	2,484,853
RIMINI STREET CORP (2)	1,066	6,183
SPS COMMERCE INC (2)	809	106,141
SS & C TECHNOLOGIES HLDGS INC	17,648	1,323,953
STARTEK INC (2)	1,629	7,216
SYNOPSYS INC (2)	196	65,321
TEXAS INSTRUMENTS INC	7,996	1,467,106
ULTRA CLEAN HOLDINGS, INC. (2)	853	36,159
VISHAY INTERTECHNOLOGY INC	1,594	31,242
WESTERN DIGITAL CORP (2)	1,654	82,121
Xperi Holding Corporation	5,299	91,779

		47,457,172

Materials - 0.9%
ADVANSIX INC	88	4,496
ALCOA CORPORATION	349	31,420
AVIENT CORPORATION	357	17,136
BERRY GLOBAL GROUP INC (2)	1,895	109,834
CHEMOURS COMPANY	745	23,453
CLEVELAND-CLIFFS INC (2)	1,779	57,302
DOW INC	2,860	182,239
EAGLE MATERIALS INC	31	3,979

EASTMAN CHEMICAL COMPANY		15	1,681
FREEPORT-MCMORAN INC		7,866	391,255
HUNTSMAN CORP		2,018	75,695
LOUISIANA PAC CORP		5,929	368,309
LYONDELLBASELL INDUSTRIES NV (A)		1,914	196,797
NEWMONT CORPORATION		43	3,416
NUCOR CORP		1,345	199,934
OLIN CORP		4,689	245,141
RYERSON HOLDING CORP		140	4,903
SCHNITZER STEEL INDUSTRIES		386	20,049
SEALED AIR CORP		26	1,741
STEEL DYNAMICS INC		902	75,254
TRONOX HOLDINGS PLC		899	17,791
UNITED STATES STEEL CORP		1,655	62,460

			2,094,285

Real Estate Investment Trust - 0.3%
ALTISOURCE PTF SOLU SA (2)		1,047	12,386
BRIXMOR PROPERTY GROUP INC		64	1,652
CORENERGY INFRASTRUCTURE TRUST INC REIT		5,320	16,332
HIGHWOODS PROPERTIES INC		398	18,205
KILROY REALTY CORP		109	8,330
RAFAEL HOLDINGS INC (2)		1,612	4,046
REDFIN CORPORATION (2)		1,779	32,093
SITE CENTERS CORP		255	4,261
SL GREEN REALTY CORP		2,682	217,725
Spirit MTA REIT Liquidating Trust (2)(6)		3,134	0
STRATUS PROPERTIES INC (2)		195	8,401
VORNADO REALTY TRUST		6,960	315,427

			638,858

Utilities - 0.3%
CONSTELLATION ENERGY CORPORATION		7,739	435,319
NATIONAL FUEL GAS CO NJ		77	5,290
UGI CORP NEW		5,574	201,890

			642,499

Total Common Stocks (United States)	(Cost	$113,776,323)	148,438,435

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		610	17,952

Total Preferred Stock (United States)	(Cost	$15,247)	17,952

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		89	1,366
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		27	621
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		45	923
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		22	328

Total Warrants (United States)	(Cost	$2,715)	3,238

Registered Investment Companies - 4.9%

U.S. Fixed Income - 4.4%
iShares Core U.S. Aggregate Bond ETF (8)		49,007	5,248,650
SPDR BLOOMBERG HIGH YIELD BOND ETF (8)		52,185	5,348,962

			10,597,612

International Equity - 0.5%
iShares Core MSCI EAFE ETF (8)		15,725	1,093,045

			1,093,045

Total Registered Investment Companies	(Cost	$11,758,136)	11,690,657

Money Market Registered Investment Companies - 28.3%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		66,850,714	66,823,974

Total Money Market Registered Investment Companies	(Cost	$66,835,075)	66,823,974

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 0.55%, 4/1/2022 (4)		249,278	249,278
Metro City Bank Deposit Account, 0.05%, 4/1/2022 (4)		248,475	248,475

Total Bank Obligations	(Cost	$497,753)	497,753

Total Investments - 96.2%	(Cost	$192,885,249)	227,472,009

Other Assets less Liabilities - 3.8%			8,813,786

Total Net Assets - 100.0%			236,285,795

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		3,966	50,844
Meeder Dynamic Allocation Fund - Retail Class		10,901	144,329
Meeder Muirfield Fund - Retail Class		5,087	46,139
Meeder Conservative Allocation Fund - Retail Class		1,148	26,094

Total Trustee Deferred Compensation	(Cost	$223,094)	267,406

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	25	6/17/2022	6,723,000	101,672
Mini MSCI EAFE Index Futures	504	6/17/2022	54,038,880	2,795,720
Mini MSCI Emerging Markets Index Futures	162	6/17/2022	9,116,550	722,720
Russell 2000 Mini Index Futures	132	6/17/2022	13,638,240	384,985
Standard & Poors 500 Mini Futures	(30)	6/17/2022	(6,796,125)	59,726

Total Futures Contracts	793		76,720,545	4,064,823

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$226,974,256	$4,064,823
Level 2 - Other Significant Observable Inputs	497,753	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$227,472,009	$4,064,823

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.